CAPITAL STOCK (Details)																			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 02, 2025 $ / shares shares	Jun. 01, 2025 $ / shares shares	May 27, 2025	May 22, 2025	May 21, 2025	Mar. 14, 2025 $ / shares shares	Mar. 13, 2025 $ / shares shares	Mar. 03, 2025	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 29, 2024	May 31, 2024 shares	May 30, 2024 shares	May 29, 2024 $ / shares shares	May 28, 2024 USD ($) $ / shares shares	Apr. 25, 2024	Apr. 24, 2024	Feb. 02, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Apr. 30, 2024	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Oct. 30, 2024 $ / shares shares	May 14, 2024 $ / shares shares	May 13, 2024 shares	Apr. 29, 2024 $ / shares	Nov. 07, 2023 $ / shares	Sep. 30, 2023 shares
CAPITAL STOCK
Number of shares issued | shares																							4,501
Change in deemed dividend related to warrant modification | $																					$ 15,500,244	$ 54,326,896	$ 77,757
Exercise price of warrants (in dollars per share)																												$ 25.8
Reverse stock split of its common stock		0.067					0.02									0.05	0.05			1
Adjustment for reverse split (in Shares) | shares	0
Percentage of placement fees									6
Reimbursed expenses | $									$ 100,000
Threshold number of days within which registration statement is filed									20 days
Net proceeds from issuance of common stock | $									$ 5,700,000.00000														$ 64,397
Number of warrants outstanding | shares										26,332											3,424,291	3,424,291	26,332						261,029
March 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split										12 months
Reverse stock split of its common stock						0.02		0.02		0.02	0.20
June 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split				12 months
Reverse stock split of its common stock	0.067		0.067	0.02	0.20
Registered direct offering
CAPITAL STOCK
Number of shares issued | shares									25,663									161,403
Net proceeds from issuance of common stock | $															$ 10,500,000
Private Placement
CAPITAL STOCK
Public offering price for each share together with warrant									$ 240
Purchase price of warrant per share									240
Public offering
CAPITAL STOCK
Number of shares issued | shares															9,230,769
Minimum
CAPITAL STOCK
Exercise price of warrants (in dollars per share)																		$ 25.8
Maximum
CAPITAL STOCK
Exercise price of warrants (in dollars per share)																		80
Series A warrant | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants | shares																									655,676	122,521
Exercise price of warrants (in dollars per share)									26.91										$ 26.91
Series A warrant | June 2025 Reverse Stock Split
CAPITAL STOCK
Number of shares issued | shares	3,286,016	626,555
Series A warrant | Public offering
CAPITAL STOCK
Number of shares issued | shares												91,890,698	9,230,769	12,308					122,521
Exercise price of warrants (in dollars per share)															$ 1.99
Series A Warrants amended by Warrant Amendment | March 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share)																									$ 150
Series A Warrants amended by Warrant Amendment | June 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share)	$ 5.13	$ 26.91
Series A Warrants amended by Warrant Amendment | Public offering
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									150.00					$ 1,492.5					$ 150.00								$ 1.99
Series A Warrants not amended by Warrant Amendment | March 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share)																									$ 141.75
Series A Warrants not amended by Warrant Amendment | Public offering
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									141.75										141.75
Series B warrant | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants | shares						163,019	3,009
Exercise price of warrants (in dollars per share)						$ 26.91	$ 1,492.5
Series B warrant | June 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants | shares	286,123	54,558
Exercise price of warrants (in dollars per share)	$ 5.13	$ 26.91
Series B warrant | Public offering
CAPITAL STOCK
Exercise price of warrants (in dollars per share)														$ 1.99
Series C Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									$ 240										$ 240
Series C Warrants | Private Placement
CAPITAL STOCK
Number of common stock called by warrants | shares									27,083										27,083
Series D Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									$ 240										$ 240
Multiplier used for shares issuable upon cashless exercise option									1										1
Number of warrants outstanding | shares																					0	0
Series D Warrants | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants | shares						136,698	27,083
Exercise price of warrants (in dollars per share)						$ 47.55	$ 240
Series D Warrants | Private Placement
CAPITAL STOCK
Number of common stock called by warrants | shares									27,083										27,083
Series D Warrants | Maximum
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									$ 47.55										$ 47.55
Placement Agent Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares									1,354										1,354
Exercise price of warrants (in dollars per share)									$ 240										$ 240
Percentage of shares issued to common stock and pre-funded warrants offered									5										5
Placement Agent Warrants | Public offering
CAPITAL STOCK
Number of common stock called by warrants | shares															461,538
Pre-Funded Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share)									$ 0.0001									$ 0.0001	$ 0.0001
Pre-Funded Warrants | Registered direct offering
CAPITAL STOCK
Number of common stock called by warrants | shares									1,420									120,800	1,420
May 2024 Series A Warrant
CAPITAL STOCK
Number of warrants outstanding | shares																								12,205
May 2024 Series A Warrant | Minimum
CAPITAL STOCK
Exercise price of warrants (in dollars per share)																								$ 150